Cover	Dec. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2024
Entity Registrant Name	Ellington Credit Company
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35896
Entity Tax Identification Number	46-0687599
Entity Address, Address Line One	53 Forest Avenue
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	698-1200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value per share
Trading Symbol	EARN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001560672
Amendment Flag	false
Current Fiscal Year End Date	--12-31